Transactions with Related Parties (Details)	2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended		6 Months Ended	7 Months Ended	9 Months Ended			10 Months Ended		11 Months Ended	12 Months Ended
	Feb. 16, 2017 USD ($) shares	Apr. 04, 2018 USD ($)	Mar. 31, 2018 USD ($)	May 05, 2017 USD ($) shares	May 29, 2016 USD ($)	May 18, 2014 USD ($)	Jun. 18, 2015 USD ($) $ / shares shares	Jul. 29, 2016 USD ($)	Sep. 30, 2016 USD ($) shares	Sep. 20, 2016 USD ($)	Oct. 13, 2014	Nov. 03, 2017 USD ($)	Nov. 13, 2014 USD ($)	Nov. 30, 2014 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Nov. 18, 2016	Oct. 25, 2016	Jun. 30, 2015	Feb. 18, 2015 USD ($)	Nov. 14, 2014 USD ($)	Oct. 09, 2013 USD ($)
Related Party Transaction [Line Items]
Amount drawn down															$ 49,764,000	$ 0		$ 192,930,000
Payments to Fund Long-term Loans to Related Parties															$ 0	49,342,000		0
Navios Holdings' interest in Navios South American Logistics Inc.															46.20%
Due from related parties, long-term															$ 54,593,000	80,068,000
Amount outstanding															403,906,000	436,254,000
Management fees															94,973,000	97,866,000		95,336,000
General and administrative expenses															13,969,000	17,057,000		15,532,000
Due to related parties, short-term															17,107,000	0
Amount incurred for specialized work in connection with certain vessels																730,000
Investment in affiliates															125,062,000	196,695,000
Gain on sale of vessels recognized at time of sale															0	11,749,000		5,771,000
Deferred gain on sale of assets															0	8,823,000		8,971,000
Deferred Gain On Sale Of Property															6,729,000	7,829,000
Deferred revenue															5,028,000	8,519,000
Loan repayment															55,132,000	0		0
Time charter and voyage expenses															21,919,000	4,980,000		4,492,000
Options Vessels
Related Party Transaction [Line Items]
Number of vessels																			7
Options exercised
Related Party Transaction [Line Items]
Number of vessels																					2
Options held
Related Party Transaction [Line Items]
Number of vessels																			5
Options extended
Related Party Transaction [Line Items]
Number of vessels																				3
$70,000 secured loan facility with Navios Holdings
Related Party Transaction [Line Items]
Line of credit facility maximum borrowing capacity															70,000,000
Arrangement fee															700,000
Payments to Fund Long-term Loans to Related Parties										$ 50,000,000
Interest income from related party															$ 4,471,000	1,319,000
Interest rate percentage															8.75%
Navios Holdings' interest in Navios South American Logistics Inc.															78.50%
Due from related parties, long-term															$ 0	50,661,000
Line of credit facility issuance date															Sep. 19, 2016
Line of credit facility maturity date															Nov. 15, 2018
Loan repayment												$ 55,132,000
Accrued interest income												$ 5,132,000				1,240,000
$50,000 Revolver with Navios Holdings
Related Party Transaction [Line Items]
Line of credit facility maximum borrowing capacity															$ 50,000,000
Amount drawn down															$ 0
Interest rate description															LIBOR plus 300bps
Loan margin percentage															3.00%
Line of credit facility maturity date															Dec. 31, 2018
Navios Holdings, Short term credit facility
Related Party Transaction [Line Items]
Line of credit facility maximum borrowing capacity															$ 200,000,000
Arrangement fee															$ 4,000,000
Amount drawn down													$ 169,650,000
Interest rate percentage															6.00%
Line of credit facility issuance date															Nov. 11, 2014
Line of credit facility maturity date															Dec. 29, 2014
$40,000 credit facility with Navios Holdings
Related Party Transaction [Line Items]
Line of credit facility maximum borrowing capacity															$ 40,000,000
Interest rate description															LIBOR plus 300 bps
Loan margin percentage															3.00%
Line of credit facility maturity date															Dec. 31, 2015
Amount outstanding															$ 0
Amendment of Management Agreement
Related Party Transaction [Line Items]
Maturity date of agreement															May 29, 2018
Administrative services agreement with the Manager
Related Party Transaction [Line Items]
General and administrative expenses															$ 9,000,000	9,427,000		7,608,000
LR1 Product Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					$ 7,150
Duration of agreement					2 years
LR1 Product Tanker Vessel | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings						$ 7,000
MR2 Product Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					$ 6,350
Duration of agreement					2 years
MR2 Product Tanker Vessel | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings						6,000
MR2 Chemical Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					$ 6,350
Duration of agreement					2 years
MR2 Chemical Tanker Vessel | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings						6,000
VLCC | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					$ 9,500
Duration of agreement					2 years
VLCC | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings						$ 9,500
Nave Celeste
Related Party Transaction [Line Items]
Duration of agreement															2 years
Charter hire daily rate															$ 35,000
Shinyo Ocean
Related Party Transaction [Line Items]
Duration of agreement															2 years
Charter hire daily rate															$ 38,400
Shinyo Kannika
Related Party Transaction [Line Items]
Duration of agreement															2 years
Charter hire daily rate															$ 38,000
Nave Celeste and C. Dream
Related Party Transaction [Line Items]
Gain on sale of vessels, total							$ 14,742,000
Gain on sale of vessels recognized at time of sale							5,771,000
Deferred gain on sale of assets							8,971,000
Navios Europe I
Related Party Transaction [Line Items]
Due from related parties															19,397,000	12,301,000
Investment in affiliates															4,750,000	5,967,000								$ 4,750,000
Unamortized difference of investment															4,034,000	4,710,000								$ 6,763,000
Navios Europe II
Related Party Transaction [Line Items]
Due from related parties															31,091,000	16,393,000
Investment in affiliates															6,650,000	5,894,000						$ 6,650,000
Unamortized difference of investment															7,011,000	7,953,000						$ 9,419,000
Navios Midstream
Related Party Transaction [Line Items]
Amount drawn down														$ 104,451,000
Loss recognised as a result of the issuance of common units of Navios Midstream															$ (54,000)	(246,000)
Backstop Agreement with Navios Midstream															On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided backstop commitments for a two-year period as of the redelivery of each of the Nave Celeste, the Shinyo Ocean and the Shinyo Kannika from their original charters, at a net rate of $35, $38.4 and $38, respectively. Navios Midstream has currently entered into new charter contracts for the above vessels with third parties upon their redelivery in first quarter of 2017. Those contracts provide for index linked charter rates or pool earnings as the case may be. Backstop commitments will be triggered if the actual rates achieved are below the backstop rates.
General partnership interests | shares	6,446			412					5,655								1,143
General partner interest											2.00%			2.00%	2.00%
Maximum Aggregate Offering Price For Issuance Of Limited Partner Interests								$ 25,000,000
Navios Acquisition interest in Navios Midstream															60.90%
Investment in affiliates															$ 113,662,000	184,834,000		191,968,000					$ 183,141,000
Unamortized difference of investment							2,554,000								37,158,000	21,221,000		22,120,000					20,169,000
Deferred Gain On Sale Of Property															7,708,000	8,823,000
Deferred revenue															979,000	994,000
Deferred gain recognized															1,116,000	159,000		$ 11,000
Aggregate consideration for general partner interests	$ 79,000			$ 5,000					$ 75,000								$ 14,000
Time charter and voyage expenses															16,391,000	0
Navios Midstream | Subsequent Event
Related Party Transaction [Line Items]
Payments triggered by backstop agreement		$ 11,489,000
Payments due to backstop agreement			$ (16,391,000)
Navios Midstream | Tangible Assets
Related Party Transaction [Line Items]
Unamortized difference of investment							2,626,000																20,501,000
Navios Midstream | Nave Celeste and C. Dream
Related Party Transaction [Line Items]
Sale price							100,000,000
Cash received							73,000,000
Navios Holdings and Navios Midstream
Related Party Transaction [Line Items]
Due from related parties															$ 18,036,000	$ 25,760,000
Intangible Assets | Navios Midstream
Related Party Transaction [Line Items]
Unamortized difference of investment							$ (72,000)																$ (332,000)
Subordinated Series A Units | Navios Midstream
Related Party Transaction [Line Items]
Units exchanged | shares							1,592,920
Investment in affiliates							$ 27,665,000
Share price | $ / shares							$ 17.02
General Partner Units | Navios Midstream
Related Party Transaction [Line Items]
Units exchanged | shares							32,509							381,334
Proceeds from issuance of general partner units							$ 551,000